Property and Equipment - Schedule of Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Construction in progress			$ 1,104,192
Land		109,108	109,108
Office equipment		63,367	63,367
Furniture and fixtures		44,806	44,806
Property, plant and equipment, gross		217,281	1,321,473
Accumulated depreciation	(106,746)	(106,041)	(103,159)
Property, plant and equipment, net	$ 110,535	$ 111,240	$ 1,218,314